DWS Enhanced Core Equity Fund Expense Example - DWS Enhanced Core Equity Fund	Feb. 25, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 652
Expense Example, with Redemption, 3 Years	840
Expense Example, with Redemption, 5 Years	1,044
Expense Example, with Redemption, 10 Years	1,631
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	527
Expense Example, with Redemption, 5 Years	922
Expense Example, with Redemption, 10 Years	1,811
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	1,567
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	321
Expense Example, with Redemption, 10 Years	723
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	834
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	$ 834